5. Convertible Promissory Notes: Convertible Debt (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Accreted Value of Convertible Promissory Notes			$ 957,495			$ 957,495	$ 783,778
Convertbile Promissory Note Face Value			175,000
Discount Recognized due to Embedded Derivatives			(74,855)
Accretion expense	[1]	$ 276,375	$ 73,572	$ 1,177,674	$ 974,871	$ 133,447	$ 59,875
Accretion Expense, Including Loss on Conversion				411,483
Conversion of Notes Transferred to Equity				$ (1,368,978)

[1]	Including day one derivative loss; See Note 5